SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]
Number of Options outstanding
Beginning balance	[1]	3,800,024
Granted	[1]	207,305
Exercised		(767,148)
Expired and forfeited		(160,929)
Ending balance		3,079,252	3,800,024
Exercisable	[1]	2,106,504
Weighted-Average Exercise Price
Beginning balance	[1]	$ 39.6
Granted	[1]	122.62
Exercised		15.18
Expired and forfeited		86.35
Ending balance		48.82	$ 39.6
Exercisable	[1]	$ 32.98
Weighted Average Remaining Contractual life, Outstanding		6 years 8 months 15 days	7 years 5 months 15 days
Weighted Average Remaining Contractual life, Exercisable	[1]	6 years 3 months
Aggregate Intrinsic Value, outstanding		$ 435,699	$ 347,627
Aggregate Intrinsic Value, exercisable	[1]	$ 329,924

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022. and 74,108 performance options granted to the Company’s Co-CEOs in 2023, as applicable.